Income Taxes, Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets [Abstract]
Deferred tax assets before valuation allowance	[1]	$ 23.3	$ 3.5
Valuation allowance		(3.5)	(3.5)
Deferred tax asset		19.8	0.0
Deferred tax liabilities [Abstract]
Investments	[2]	(114.3)	(115.8)
Property, Plant and Equipment		(61.5)	0.0
Debt related deferreds		(10.0)	(13.4)
Other		(11.8)	(9.5)
Deferred tax liabilities		(197.6)	(138.7)
Net deferred tax asset (liability)		(177.8)	(138.7)
Net deferred tax liability [Abstract]
Federal		(144.5)	(115.5)
Foreign		0.6	0.6
State		(33.9)	(23.8)
Net deferred tax asset (liability)		(177.8)	(138.7)
Balance sheet classification of deferred tax assets (liabilities) [Abstract]
Long-term liability		(177.8)	(138.7)
Net deferred tax asset (liability)		$ (177.8)	$ (138.7)

[1]	Our deferred tax asset attributable to Net Operating Losses, reflects Net Operating Losses at TPL Arkoma, Inc.
[2]	Our deferred tax liability attributable to investments reflects the differences between the book and tax carrying values of the assets and liabilities of our investments.